Note 1 - Depreciation and Amortization Rates (Details)	12 Months Ended
Jun. 28, 2015
Minimum [Member] | Bowling Lanes and Equipment [Member]
Bowling lanes and equipment (years)	3 years
Minimum [Member] | Building and Building Improvements [Member]
Bowling lanes and equipment (years)	10 years
Minimum [Member] | Leasehold Improvements [Member]
Bowling lanes and equipment (years)	5 years
Minimum [Member] | Amusement Games [Member]
Bowling lanes and equipment (years)	3 years
Maximum [Member] | Bowling Lanes and Equipment [Member]
Bowling lanes and equipment (years)	10 years
Maximum [Member] | Building and Building Improvements [Member]
Bowling lanes and equipment (years)	39 years
Maximum [Member] | Leasehold Improvements [Member]
Bowling lanes and equipment (years)	15 years
Maximum [Member] | Amusement Games [Member]
Bowling lanes and equipment (years)	5 years